Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Summary of Deposits

	December 31,
	2016	2015
	(Dollars in millions)
Noninterest-bearing deposits	$50,697	$45,695
Interest checking	30,263	25,410
Money market and savings	64,883	60,461
Time deposits	14,391	17,558
Total deposits	$160,234	$149,124

Time deposits $100,000 and greater	$5,394	$7,562
Time deposits $250,000 and greater	2,179	3,497